Capital management policies and procedures (Tables)	12 Months Ended
Dec. 31, 2022
Capital management policies and procedures [Abstract]
Capital Management Summary
As of December 31, 2022, and 2021, the capital management is summarized as follows:

	2022	2021
Stockholders’ equity	$1,801,024	$1,819,098
Cash and cash equivalents	(96,792)	(87,770)
Stockholders’ equity, net	$1,704,232	$1,731,328

Total financial debt	$67,505	$122,707
Leasing liabilities	287,075	409,875
Overall financing	$354,580	$532,582

Capital-to-overall financing ratio	4.81	3.25